Subsequent Events (10Q) (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	May 05, 2015	Apr. 27, 2015	Apr. 28, 2015	Apr. 29, 2015	Apr. 21, 2015	Mar. 31, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Cash proceeds	$ 35,523
Debt discount	(24,530)						(14,988)	25,669
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible promissory note		50,000		40,000		26,500
Cash proceeds		50,000		36,500		25,000
Payment of legal fees				3,500		1,500
Debt instrument interest rate		10.00%	12.00%	12.00%		8.00%
Debt instrument, convertible converted into shares		60.00%	60.00%	50.00%		60.00%
Payment of debt			400,000
Number of trading days with lowest quoted price		15 days	25 days	20 days		15 days
Debt discount			40,000
Total debt fund available to company			360,000
Debt instrument conversion price per share			$ 0.02
Tranche disbursements					$ 25,000